Summary of significant accounting policies - Convenience translation, Cash and cash equivalents and Financing receivables, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) agreement	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Convenience translation
Convenience translation rate (in RMB/USD)	6.3726	6.3726
Cash and cash equivalents
Cash and Cash Equivalents, at Carrying Value	¥ 217,901	$ 34,193	¥ 377,160	$ 59,185	¥ 102,755	¥ 457,442
Restricted Cash, Current	1,468	$ 230	¥ 137,220
Third party investors of asset-backed securitized debts
Financing receivables, net
Loan payables | ¥	¥ 0
First loan agreement with Xijin
Financing receivables, net
Number of subsidiaries of shareholders of the group | agreement	1